Leases - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 8,687	€ 7,101
Additions to right-of-use assets	3,785	2,599
Depreciation	(1,631)	(1,013)
Indexation impact	100
Ending balance	10,941	8,687
Right of use assets - buildings, net
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	8,053	7,076
Additions to right-of-use assets	3,757	1,961
Depreciation	(1,535)	(984)
Indexation impact	100
Ending balance	10,375	8,053
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	88	3
Additions to right-of-use assets	20	89
Depreciation	(31)	(4)
Ending balance	77	88
Property, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	496
Additions to right-of-use assets		503
Depreciation	(35)	(7)
Ending balance	461	496
Office and other equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	50	22
Additions to right-of-use assets	8	46
Depreciation	(30)	(18)
Ending balance	€ 28	€ 50